Employee Benefit Obligations - Summary of Movements on Share Options and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2021 OptionAndRSU $ / shares	Dec. 31, 2020 OptionAndRSU $ / shares	Dec. 31, 2019 OptionAndRSU $ / shares
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Options & RSUs at beginning of year | OptionAndRSU	43,063,713	39,583,858	44,218,814
Options & RSUs granted | OptionAndRSU	13,933,172	19,685,173	13,585,502
Options & RSUs exercised | OptionAndRSU	(8,677,510)	(11,817,074)	(7,503,814)
Options & RSUs forfeited | OptionAndRSU	(2,011,549)	(4,388,244)	(10,716,644)
Options & RSUs at end of year | OptionAndRSU	46,307,826	43,063,713	39,583,858
Options & RSUs exercisable at end of year | OptionAndRSU	18,293,805	11,944,576	10,360,642
Options & RSUs at beginning of year | $ / shares	$ 8.00	$ 8.23	$ 6.15
Options & RSUs granted | $ / shares	8.72	5.38	8.94
Options & RSUs forfeited | $ / shares	5.33	7.02	5.70
Options & RSUs exercised | $ / shares	4.37	5.63	1.25
Options & RSUs at end of year | $ / shares	9.01	8.00	8.23
Options & RSUs exercisable at year end | $ / shares	$ 11.43	$ 8.96	$ 6.40
Weighted average remaining contracted life of options & RSUs outstanding at year end	8 years 1 month 9 days	8 years 11 months 8 days	9 years 9 months 14 days